Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions And Acquisition Consideration Payable [Abstract]
Acquisitions

4. Acquisitions

I. 2010 acquisition

a.	Initial recognition of contingent acquisition consideration

On May 31, 2010, the Group acquired 100% of the equity interest in Zhejiang Continental initially valued at $19,698, including an initial cash consideration of $73 and $19,625 of contingent consideration, which represents the lesser of the maximum amount of contingent consideration and the amount of goodwill, was recognized as of the date of acquisition.

The following table summarizes the fair values of the assets acquired and liabilities assumed on the date of acquisition of Zhejiang Continental by the Group.

Assets acquired:
Cash	$302
Accounts receivable	1,706
Prepaid expenses and other current assets	453
Property and equipment	21
Intangible assets	$4,282

Total	$6,764

Liabilities assumed:
Accounts payable	(143)
Accrued expenses and other payables	(823)
Amounts due to related parties	(2,412)
Income taxes payable	(423)
Deferred tax liability	(1,070)

Total	$(4,871)

Goodwill	$17,805
Total consideration	$19,698

		Amortization Period
		(Years)
Intangible assets comprised of:
Customer relationship	$1,067	3.4
Lease agreements	2,749	4.4
Non-compete agreement	462	3.4
Assembled workforce	4	N/A

Total	$4,282

In addition to the initial consideration, the equity owners of Zhejiang Continental are entitled to subsequent consideration, including cash and ordinary shares of the Company on a predetermined earn-out formula applied to audited operating results through December 31, 2010 (“2010 earn-out”) and through December 31, 2011 (“2011 earn-out”). The 2010 earn-out is payable in cash based on a multiple of 3.5 of the full year audited operating results from 2010. The 2011 earn-out is payable in ordinary shares of the Company based on a multiple of 3.3 of the full year audited operating results for 2011. The multiples of 2010 and 2011 earn-out can be reduced to 3.0 if the audited operating results were less than certain amounts. Both 2010 and 2011 earn-out are subject to a maximum amount of $10,665 and $10,681, respectively.

The contingent purchase price consideration is payable when each individual 12-month period during the earn-out period is completed and the operational results were agreed to and confirmed. The 2010 earn-out is payable in cash and the 2011 earn-out is payable in ordinary shares of the Company at market price. At the acquisition date, the contingent consideration was recognized at fair value based on historical and forecast operational results agreed to and confirmed by the Group and goodwill was recognized in accordance with ASC Topic 805-20.

The accompanying consolidated financial statements include the assets and liabilities of Zhejiang Continental as of December 31, 2010 and 2011 and the operating results for the period from May 31, 2010 (date of acquisition by the Group) to December 31, 2010 and for the year ended December 31, 2011.

b.	Change of fair value of contingent acquisition payable

As at December 31, 2011, the contingent consideration of Zhejiang Continental was resolved and there was a reduction of total consideration compared to the initial estimated contingent purchase price. An adjustment to contingent consideration of $10,681 was recognized to the income statements in accordance with ASC Topic 805-30-35.

c.	Subsequent disposal of Zhejiang Continental

On May 2, 2012, the Company divested 100% equity interests in Zhejiang Continental back to its original selling shareholders (see note 21). As a result of the decline in performance of Zhejiang Continental, goodwill and intangible assets of Zhejiang Continental, amounting to $18,816 and $2,723 respectively were fully impaired at December 31, 2011 (see note 9).

Below is the reconciliation of acquisition consideration payable and goodwill from date of acquisition to December 31, 2011:

Acquisition consideration payable:
Balance as at date of acquisition	19,698
Consideration paid in 2010	(2,340)
Translation adjustment	610

Balance as at December 31, 2010	17,968
Change of fair value of contingent consideration payable	(10,681)
Translation adjustment	918

Balance as at December 31, 2011	$8,205

Goodwill:
Balance as at date of acquisition	$17,805
Translation adjustment	553

Balance as at December 31, 2010	18,358
Impairment of goodwill	(18,816)
Translation adjustment	458

Balance as at December 31, 2011	$—